Right-of-use assets	6 Months Ended
Feb. 28, 2026
Right-of-use assets
Right-of-use assets

8. Right-of-use assets

	Premises	Moulds	Rolling stock	Total
	$	$	$	$
Cost
Balance at August 31, 2024	106,780	49,983	126,037	282,800
Additions	—	—	87,604	87,604
Disposals	—	—	(57,747)	(57,747)
Business acquisition	8,120,517	—	—	8,120,517
Currency translation	—	(799)	(1,471)	(2,270)
Balance at August 31, 2025	8,227,297	49,184	154,423	8,430,904
Additions	3,815,359	—	28,566	3,843,925
Disposals	(893,404)	—	(28,088)	(921,492)
Currency translation	—	135	586	721
Balance at February 28, 2026	11,149,252	49,319	155,487	11,354,058

Accumulated depreciation
Balance at August 31, 2024	37,818	6,248	45,415	89,481
Depreciation	241,431	24,535	53,075	319,041
Disposals	—	—	(24,061)	(24,061)
Business acquisition	976,122	—	—	976,122
Balance at August 31, 2025	1,255,371	30,783	74,429	1,360,583
Depreciation	1,225,311	12,357	36,771	1,274,439
Disposals	(558,377)	—	(28,088)	(586,465)
Balance at February 28, 2026	1,922,305	43,140	83,112	2,048,557
Net carrying amount
As at August 31, 2025	6,971,926	18,401	79,994	7,070,321
As at February 28, 2026	9,226,947	6,179	72,375	9,305,501

During the year ended August 31, 2025, the Company acquired NVG which resulted in the acquisition of the subsidiary’s right-of-use assets. As a result, the Company acquired right-of-use assets with a net book value of $7,144,395.